Called up share capital and other equity instruments - Maximum obligation to deliver HSBC Holdings ordinary shares (Details) - shares	Dec. 31, 2020	Dec. 31, 2019
Share Capital, Reserves And Other Equity Interest [Abstract]
Maximum shares required to deliver all outstanding options (in shares)	238,278,952	163,567,253
Number of shares held in employee benefit trust (in shares)	5,179,531	5,397,395